Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of financial position details

	December 31, 2023			December 31, 2022
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	747,925	(241,808)	506,117	722,730	(223,404)	499,326
Concession agreements – economic value	1,686,384	(1,048,624)	637,760	1,585,271	(933,232)	652,039
Concession agreements – new contracts	148,000	(411)	147,589	-	-	-
Program contracts	30,267,977	(9,583,480)	20,684,497	26,875,408	(8,537,949)	18,337,459
Program contracts – commitments	1,709,757	(497,731)	1,212,026	1,709,757	(444,765)	1,264,992
Services contracts – São Paulo	29,161,286	(8,967,701)	20,193,585	25,584,703	(7,714,252)	17,870,451
Software license of use	1,300,504	(787,280)	513,224	1,249,881	(654,477)	595,404
Right of use – other assets	217,204	(99,144)	118,060	170,921	(95,869)	75,052
Right of use - investments	-	-	-	26,148	-	26,148
Total	65,239,037	(21,226,179)	44,012,858	57,924,819	(18,603,948)	39,320,871

Schedule of obligations assumed

	December 31, 2022	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2023
Intangible right arising from:
Concession agreements – equity value (*)	499,326	22	27,774	(934)	(307)	(19,764)	506,117
Concession agreements – economic value	652,039	60	115,841	63	(119)	(130,124)	637,760
Concession agreements – new contracts	-	148,000	-	-	-	(411)	147,589
Program contracts (*)	18,337,459	159	3,337,155	93,417	(4,933)	(1,078,760)	20,684,497
Program contracts – commitments	1,264,992	-	-	-	-	(52,966)	1,212,026
Services contracts – São Paulo	17,870,451	430	3,717,006	(113,378)	(2,237)	(1,278,687)	20,193,585
Software license of use	595,404	1,397	49,533	(88)	-	(133,022)	513,224
Right of use – Other assets	75,052	108,405	-	-	(31)	(65,366)	118,060
Right of use – Investments	26,148	-	-	(26,148)	-	-	-
Total	39,320,871	258,473	7,247,309	(47,068)	(7,627)	(2,759,100)	44,012,858
(*)	As of December 31, 2023, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 374,679 - R$ 43,738 recognized as concession agreements – equity value and R$ 330,941 recognized as program contracts (R$ 222,572 as of December 31, 2022 – R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts).

	December 31, 2021	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2022
Intangible right arising from:
Concession agreements – equity value (*)	491,057	-	27,166	(144)	(115)	(18,638)	499,326
Concession agreements – economic value	681,441	13	48,428	33,576	(9)	(111,410)	652,039
Program contracts (*)	17,152,021	6,635	2,132,675	2,944	(2,800)	(954,016)	18,337,459
Program contracts – commitments	1,317,957	-	-	-	-	(52,965)	1,264,992
Services contracts – São Paulo	16,158,771	208	2,855,284	(41,133)	(6,063)	(1,096,616)	17,870,451
Software license of use	598,734	214	115,811	6	-	(119,361)	595,404
Right of use – Other assets	103,853	42,182	-	-	(67)	(70,916)	75,052
Right of use – Investments	-	26,148	-	-	-	-	26,148
Total	36,503,834	75,400	5,179,364	(4,751)	(9,054)	(2,423,922)	39,320,871

(*)	As of December 31, 2022, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 222,572 - R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts (R$ 245,681 as of December 31, 2021 – R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts).

	December 31, 2020	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2021
Intangible right arising from:
Concession agreements – equity value (*)	483,775	-	24,656	467	(148)	(17,693)	491,057
Concession agreements – economic value	734,665	-	52,275	(14)	(242)	(105,243)	681,441
Program contracts (*)	16,360,307	17,690	1,640,733	13,744	(8,840)	(871,613)	17,152,021
Program contracts – commitments	1,370,923	-	-	-	-	(52,966)	1,317,957
Services contracts – São Paulo	14,872,604	14,950	2,307,851	(13,827)	(13,745)	(1,009,062)	16,158,771
Software license of use	540,625	-	155,748	-	-	(97,639)	598,734
Right of use – Other assets	42,676	140,321	-	-	(4,103)	(75,041)	103,853
Total	34,405,575	172,961	4,181,263	370	(27,078)	(2,229,257)	36,503,834
(*)	As of December 31, 2021, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 245,681 - R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts (R$ 269,561 as of December 31, 2020 – R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts).

Schedule of Intangible assets

	December 31, 2023	December 31, 2022
Alto Tietê	235,224	251,545
São Lourenço	2,556,002	2,725,900
Total	2,791,226	2,977,445

Schedule of obligations assumed by the Company

	December 31, 2023			December 31, 2022
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	52,762	-	52,762	91,782	36,645	128,427
São Lourenço	435,164	2,798,688	3,233,852	130,631	2,700,123	2,830,754
Total	487,926	2,798,688	3,286,614	222,413	2,736,768	2,959,181

Schedule of right of use

Nature	December 31, 2023	December 31, 2022

Leases - Contract Assets	-	276,893

Leases - Concession and Program Contracts
Cost	588,600	405,431
Accumulated amortization	(213,921)	(182,859)
(=) Net	374,679	222,572

Right of use - Other assets
Vehicles	205,593	153,384
Properties	11,566	11,711
Equipment	45	5,826
Accumulated amortization	(99,144)	(95,869)
(=) Net	118,060	75,052

Total – Leases and Right of use	492,739	574,517

Schedule of impact in the income statements

Impact in the income statement
	December 31, 2023	December 31, 2022	December 31, 2021

Right-of-use amortization	(96,429)	(105,551)	(75,041)
Financial result – interest expense and inflation adjustment	(75,108)	(72,050)	(68,730)
Short-term and low-value lease expenses	(26,776)	(25,365)	(22,467)
Decrease of the income of the year	(198,313)	(202,966)	(166,238)